Subsequent Events - Additional Information (Detail) ¥ in Thousands, £ in Thousands		1 Months Ended
	Oct. 01, 2018 GBP (£)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 GBP (£)	Oct. 31, 2018 CNY (¥)	Sep. 30, 2018 CNY (¥)	Aug. 31, 2018 CNY (¥)
K12 Education Centers, Bilingual Schools and International Schools
Subsequent Event [Line Items]
Partnership agreement, investment amount						¥ 100,000
Subsequent Event | Shandong
Subsequent Event [Line Items]
Equity method investment, ownership percentage				85.00%
Equity interest, consideration transferred				¥ 70,500
Subsequent Event | Chengdu Yinzhe Education and Technology Co Ltd
Subsequent Event [Line Items]
Payments to Acquire Businesses, Purchase Price		¥ 202,500
Subsequent Event | Bournemouth Collegiate School
Subsequent Event [Line Items]
Payments to Acquire Businesses, Purchase Price	£ 10,000	¥ 88,854	£ 10,000
Subsequent Event | K12 Education Centers, Bilingual Schools and International Schools
Subsequent Event [Line Items]
Partnership agreement, investment amount					¥ 999,800